Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Schedule of Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2016	$1,505,013	$(198,090)	$1,306,923
(Depreciation)/Additions	—	(56,880)	(56,880)
Balance at December 31, 2017	$1,505,013	$(254,970)	$1,250,043
Additions/(Depreciation)	234,000	(56,052)	177,948
Disposals	(51,739)	7,353	(44,386)
Balance at December 31, 2018	$1,687,274	$(303,669)	$1,383,605
Additions/(Depreciation)	102,637	(63,935)	38,702
Disposals	(77,922)	11,153	(66,769)
Impairment loss	(7,287)	—	(7,287)
Balance at December 31, 2019	$1,704,702	(356,451)	1,348,251